February 18, 2009

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re:    OneAmerica Funds, Inc.
              File No.  33-30156
              Form N-1A
              Post Effective Amendment No. 29

Dear Sir or Madam:

In accordance with the EDGAR  requirements,  attached is a filing, in electronic format,  of Post  Effective  Amendment  No. 29 (Form  N-1A) to the  Registration Statement for the OneAmerica Funds, Inc. (the "Fund"). This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of revising the Registration Statement to comply with the new Form N-1A requirements.

Please contact me at 317.285.1588 with any questions or comments.

                         Very truly yours,

                              /s/ Richard M. Ellery
                         Richard M. Ellery
                         Associate General  Counsel
                         American United Life Insurance Company(R)